Notes Payable-Related Party (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 04, 2024	Aug. 01, 2022	Dec. 28, 2021	Jun. 21, 2021	Dec. 01, 2020	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Mar. 09, 2021
Short-Term Debt [Line Items]
Proceeds from issuance of debt			$ 494,925
Principal amount															$ 500,000
Interest rate			10.00%													10.00%	1.00%
Interest expense								$ 623,465			$ 1,952,147
Debt instrument, maturity date			Dec. 28, 2022
Debt instrument maturiy date description						In December of 2021, the maturity dates of these loans were further extended to June 30, 2022. In July of 2022, the notes were extended to June 30, 2023.				In December of 2021, the maturity dates of these loans were further extended to June 30, 2022. In July of 2022, the notes were extended to June 30, 2023.
Accrued interest										$ 79,682	102,373	$ 164,807	$ 39,201
Increase accrued interest								54,096			294,927	0
Payments upon subscription											685,473	$ 685,473	$ 50,000
Warrants to purchase of common stock			62,500											127,260
Officer [Member]
Short-Term Debt [Line Items]
Principal amount					$ 139,229
Interest rate					7.50%
Debt instrument, maturity date					Dec. 31, 2021
Officers Spouse [Member]
Short-Term Debt [Line Items]
Principal amount		$ 50,000		$ 120,000	$ 426,243
Interest rate		6.00%		7.50%	7.50%
Debt instrument, maturity date					Dec. 31, 2021
Proceeds from (repayments of) related party debt									$ 685,473
Loan transaction amount				$ 120,000	$ 426,243
Related Party Transaction, Rate				7.50%	7.50%
Related Party Transaction, Date					Dec. 31, 2021
Interest paid									$ 104,968
Payments upon subscription		$ 50,000
Warrants to purchase of common stock		2,500
Repayments of accrued interest															$ 822
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense								0			6,825
Proceeds from (repayments of) related party debt								0			685,473
Accrued interest								$ 0			$ 102,373
Related Party Officer [Member]
Short-Term Debt [Line Items]
Loan transaction amount					$ 139,229
Related Party Transaction, Rate					7.50%
Promissory Note [Member] | Officer [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of debt	$ 250,000
Principal amount	$ 250,000
Interest rate	12.00%
Notes term	1 year
Interest expense							$ 2,137			$ 2,137